INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes On Income [Line Items]
Dividend distrubutions, withholding tax rate			20.00%	15.00%
Amount of trapped earning out of Beneficiary Enterprise released	$ 270,840	$ 110,000
Dividend distributed from trapped earnings					95,542
Additional corporate tax incurred on trapped earnings released				11,838	15,719
Change in valuation allowance which relates to the increase in deferred taxes on operating loss carry-forwards and temporary differences			1,962
Minimum [Member]
Taxes On Income [Line Items]
Percentage of reduction in amount of tax on "Approved Enterprise" income			30.00%
Maximum [Member]
Taxes On Income [Line Items]
Percentage of reduction in amount of tax on "Approved Enterprise" income			60.00%
United States [Member]
Taxes On Income [Line Items]
Net operating loss carry forward			$ 15,200
United States [Member] | Earliest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards			Dec. 31, 2024
United States [Member] | Latest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards			Dec. 31, 2034
Development Area A [Member]
Taxes On Income [Line Items]
Preferred Enterprise tax rate			9.00%	7.00%	10.00%
Other regions [Member]
Taxes On Income [Line Items]
Preferred Enterprise tax rate			16.00%	12.50%	15.00%
Preferred Enterprise Income Tax Rate, 2015 and Thereafter [Member] | Development Area A [Member]
Taxes On Income [Line Items]
Preferred Enterprise tax rate			9.00%
Preferred Enterprise Income Tax Rate, 2015 and Thereafter [Member] | Other regions [Member]
Taxes On Income [Line Items]
Preferred Enterprise tax rate			16.00%